Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 8. LONG-TERM DEBT

The composition of the long-term debt follows:

	September 30, 2020	December 31, 2019
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $17,935 and $19,044 as of September 30, 2020 and December 31, 2019, respectively	$556,609	$595,797
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,098 and $22,737 as of September 30, 2020 and December 31, 2019, respectively	899,810	963,174
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $15,243 and $16,685 as of September 30, 2020 and December 31, 2019, respectively	1,002,808	1,066,815
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $51,385 and $54,293 as of September 30, 2020 and December 31, 2019, respectively	2,522,841	2,593,707
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $60,623 and $65,968 as of September 30, 2020 and December 31, 2019, respectively	4,071,444	4,062,032
	9,053,512	9,281,525
Less: current portion	(963,450)	(1,010,570)
Long-term debt	$8,090,062	$8,270,955

Oak Street Funding LLC – Term Loans

On August 1, 2018, EBS and USBA entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby EBS and USBA borrowed $750,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. Interest accrues at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018). For the period from August 1, 2018 to December 31, 2018, the Company incurred debt issuance costs associated with the Term Loan in the amount of $22,188, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the Term Loan were to be used for the purpose of acquiring entities through the respective USBA and EBS acquisitions.

On April 1, 2019, SWMT entered into a Credit Agreement with Oak Street whereby SWMT borrowed $1,136,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. For the year ended December 31, 2019, the Company incurred debt issuance costs associated with the Term Loan in the amount of $28,849, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the Term Loan were to be used for the purpose of acquiring an entity through SWMT.

On May 1, 2019, FIS entered into a Credit Agreement with Oak Street whereby FIS borrowed $2,648,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. For the year ended December 31, 2019, the Company incurred debt issuance costs associated with the Term Loan in the amount of $58,171, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the Term Loan were to be used for the purpose of acquiring an entity through FIS.

On September 5, 2019, the Company entered into a Credit Agreement with Oak Street whereby the Company borrowed $4,128,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. For the year ended December 31, 2019, the Company incurred debt issuance costs associated with the Term Loan in the amount of $94,105, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the term loan were to be used for the purpose of acquiring ABC.

Oak Street Funding LLC – Senior Secured Amortizing Credit Facility (“Facility”)

On December 7, 2018, CCS entered into a Facility with Oak Street whereby CCS borrowed $1,025,000 from Oak Street under a senior secured amortizing credit facility. The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date. For the period from August 1, 2018 to December 31, 2018, the Company incurred debt issuance costs associated with the Facility in the amount of $25,506, which were deferred and are amortized over the length of the Facility. The proceeds of the term loan were to be used for the purpose of acquiring CSIA.

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of September 30, 2020 are:

Period ending September 30,	Maturities of Long-Term Debt
2020 (remaining three months)	$240,863
2021	963,450
2022	963,450
2023	963,450
2024	963,450
Thereafter	4,958,849
Total	$9,053,512

Loans Payable

Paycheck Protection Program

On April 4, 2020, the Company entered into a loan agreement with First Financial Bank for a loan of $673,700 pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act enacted on March 27, 2020 (the “CARES Act”). This loan is evidenced by a promissory note dated April 4, 2020 and matures two years from the disbursement date. This loan bears interest at a rate of 1.00% per annum, with the first six months of interest deferred. Principal and interest are payable monthly commencing one year after the disbursement date and may be prepaid by the Company at any time prior to maturity with no prepayment penalties. This loan contains customary events of default relating to, among other things, payment defaults or breaches of the terms of the loan. Upon the occurrence of an event of default, the lender may require immediate repayment of all amounts outstanding under the note. The principal and interest of the loan are repayable in 18 monthly equal installments of $37,913 each. Interest accrued in the first six months is included in the monthly installments. Installments must be paid on the 24th day of each month. As of September 30, 2020, the Company has repaid a total of $165,000 on this loan. As of September 30, 2020, the Company recorded $508,700 as loans payable in relation to the PPP loan.

Under the terms of the PPP, up to the entire amount of principal and accrued interest may be forgiven to the extent loan proceeds are used for qualifying expenses as described in the CARES Act and applicable implementing guidance issued by the U.S. Small Business Administration under the PPP. The Company intends to use the entire loan amount for designated qualifying expenses and to apply for forgiveness in accordance with the terms of the PPP. No assurance can be given that the Company will obtain forgiveness of the loan in whole or in part.

Maturities of Long-Term Debt
PPP Loan as of September 30, 2020	$508,700
Less: current portion	(129,359)
Long-term loans payable	$379,341

NOTE 8. LONG-TERM DEBT

The composition of the long-term debt follows:

	December 31, 2019	December 31, 2018
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $19,044 and $21,263 as of December 31, 2019 and 2018, respectively	$595,797	$711,974
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $22,737 and $25,293 as of December 31, 2019 and 2018, respectively	963,174	999,707
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $16,685 as of December 31, 2019	1,066,815	-
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $54,293 as of December 31, 2019	2,593,707	-
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $65,968 as of December 31, 2019	4,062,032	-
	9,281,525	1,711,681
Less: current portion	(1,010,570)	(90,580)
Long-term debt	$8,270,955	$1,621,101

Oak Street Funding LLC – Term Loans

On August 1, 2018, EBS and USBA entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby EBS and USBA borrowed $750,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. Interest will accrue at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018). For the period from August 1, 2018 to December 31, 2018, the Company incurred debt issuance costs associated with the Term Loan in the amount of $22,188, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the Term Loan were to be used for the purpose of acquiring entities through the respective USBA and EBS acquisitions.

On April 1, 2019, SWMT entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby SWMT borrowed $1,136,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. For the year ended December 31, 2019, the Company incurred debt issuance costs associated with the Term Loan in the amount of $28,849, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the Term Loan were to be used for the purpose of acquiring an entity through SWMT.

On May 1, 2019, FIS entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby FIS borrowed $2,648,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. For the year ended December 31, 2019, the Company incurred debt issuance costs associated with the Term Loan in the amount of $58,171, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the Term Loan were to be used for the purpose of acquiring an entity through FIS.

On September 5, 2019, ABC entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby ABC borrowed $4,128,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.

For the year ended December 31, 2019, the Company incurred debt issuance costs associated with the Term Loan in the amount of $94,105, which were deferred and are amortized to interest expense over the length of the Term Loan. The proceeds of the term loan were to be used for the purpose of acquiring ABC.

Oak Street Funding LLC – Senior Secured Amortizing Credit Facility (“Facility”)

On December 7, 2018, CCS entered into a Facility with Oak Street whereby CCS borrowed $1,025,000 from Oak Street under a senior secured amortizing credit facility. The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date. For the period from August 1, 2018 to December 31, 2018, the Company incurred debt issuance costs associated with the Facility in the amount of $25,506, which were deferred and are amortized over the length of the Facility. The proceeds of the term loan were to be used for the purpose of acquiring CSIA.

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of December 31, 2019 are:

Years ending December 31,	Maturities of Long-Term Debt
2020	$1,010,570
2021	1,010,570
2022	1,010,570
2023	1,010,570
2024	1,010,570
Thereafter	4,228,674
Total	$9,281,525

As of December 31, 2019, the Company was not in compliance with a covenant due to start up initiatives that were funded by Reliance Holdings. The Company received a waiver of default from Oak Street Funding LLC.